Long-Term Debt - Narrative (Details)		12 Months Ended
	Sep. 27, 2019 USD ($)	Nov. 30, 2019 USD ($) Contract	Jul. 19, 2019 USD ($)	Nov. 30, 2018 USD ($)
Debt Instrument [Line Items]
Assets pledged for indebtedness		$ 1,226,500,000
Nonrecourse indebtedness collateralized by assets		581,100,000
Long-term debt		8,337,061,000		$ 7,617,563,000
Structured Notes | Jefferies Group
Debt Instrument [Line Items]
Debt issued during period, principal amount, net of retirements		$ 498,900,000
1.000% Euro Medium Term Notes, due July 19, 2024
Debt Instrument [Line Items]
Interest rate		1.00%
1.000% Euro Medium Term Notes, due July 19, 2024 | Jefferies Group
Debt Instrument [Line Items]
Debt face amount			$ 2,500,000,000
8.50% Senior Notes, due July 15, 2019
Debt Instrument [Line Items]
Interest rate		8.50%		8.50%
Repayments of debt		$ 680,800,000
Revolving Credit Facility | Jefferies Group
Debt Instrument [Line Items]
Debt face amount		190,000,000.0
Jefferies Group Secured Bank Loan | Jefferies Group
Debt Instrument [Line Items]
Debt face amount	$ 50,000,000.0
Senior Notes | Jefferies Group
Debt Instrument [Line Items]
Debt face amount			$ 553,600,000
Interest rate			1.00%
Senior Notes | 1.000% Euro Medium Term Notes, due July 19, 2024 | Jefferies Group
Debt Instrument [Line Items]
Proceeds from issuance of debt		551,400,000
Line of Credit | Foursight Capital Credit Facilities
Debt Instrument [Line Items]
Long-term debt		98,300,000		$ 0.0
Line of Credit | Foursight Capital Credit Facilities | Foursight Capital Credit Facilities
Debt Instrument [Line Items]
Assets pledged for indebtedness		$ 111,800,000
Number of warehouse credit commitment | Contract		2
Credit facility maximum amount		$ 175,000,000.0
London Interbank Offered Rate (LIBOR) | Jefferies Group Secured Bank Loan | Jefferies Group
Debt Instrument [Line Items]
Basis spread on variable rate	1.25%